SCHEDULE OF RESTRICTED STOCK UNITS ISSUED (Details) - Restricted Stock Units (RSUs) [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares units, beginning balance	1,357,308	1,357,308	1,357,308	1,357,308
Restricted shares units, Granted
Restricted shares units, Forfeited
Restricted shares units, ending balance	1,357,308		1,357,308	1,357,308